Trade receivables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade receivables
14. Trade receivables
Trade receivables are non-interest bearing and are normally settled within the terms of the invoice. Impairment is measured using provisioning rates based on days past due for groupings of customer segments with similar characteristics. The provisioning rates used in calculating the impairment of trade receivables ranged from 0% to 3.0% as of December 31, 2025 (0% to 2.1% as of December 31, 2024). The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions (primarily GDP and the unemployment rate), in addition to specific information about individual receivables.
Credit decisions consider company specific information such as payment history, financial information , availability of guarantees and other factors. Credit is only granted to businesses, and upon approval, all customers are assigned a credit limit and risk rating, which are reviewed periodically. Delinquent accounts are followed-up in a timely manner for collection and to maximize cashflow and minimize past due accounts. Accounts deemed uncollectible are subject to write-off in accordance with established limits of approval. The Company periodically updates lifetime expected credit loss rates across the different accounts receivable portfolios and aging buckets and continuously monitors individual customer accounts with elevated credit risk due to specific circumstances.
The components of trade receivables, at December 31, 2025 and December 31, 2024 are as follows:

	2025	2024
Trade receivables	$58,408	$52,915
Expected credit loss allowance	(4,100)	(4,796)
Total trade receivables, net	$54,308	$48,119
14. Trade receivables (continued)
As of December 31, 2025, the aging analysis of trade receivables is as follows:

	Trade receivables	Expected credit loss allowance	Trade receivables, net

Current	$30,289	$(473)	$29,816
1-30 days past due	13,255	(200)	13,055
30-60 days past due	6,883	(109)	6,774
60-90 days past due	1,955	(222)	1,733
90-120 days past due	716	(11)	705
>120 days past due	5,310	(3,085)	2,225
	$58,408	$(4,100)	$54,308
As of December 31, 2024, the aging analysis of trade receivables is as follows:

	Trade receivables	Expected credit loss allowance	Trade receivables, net

Current	$27,188	$(616)	$26,572
1-30 days past due	15,042	(306)	14,736
30-60 days past due	4,608	(185)	4,422
60-90 days past due	1,632	(214)	1,418
90-120 days past due	584	(38)	546
>120 days past due	3,863	(3,438)	425
	$52,915	$(4,796)	$48,119
Activity within the expected credit loss allowance for the years ended December 31, 2025 and December 31, 2024 consists of the following:

	2025	2024
Balance at January 1	$(4,796)	$(4,846)
Bad debt expense for the year	316	(618)
Utilization and other adjustments	380	668
Balance at December 31	$(4,100)	$(4,796)
15. Other Receivables
The components of other receivables at December 31, 2025 and December 31, 2024 are as follows:

	2025	2024

Receivables due from SPE, net	$50,339	$51,931
Receivables, non-trade	9,886	8,330
Reserve for receivables, non-trade	(2,129)	(2,324)
Total other receivables, net	$58,096	$57,937
As of December 31, 2025, the aging analysis of other receivables, is as follows:

	Other receivables	Allowances	Other receivables, net

Neither past due nor impaired	$52,575	$—	$52,575
<180 days past due	6,585	(2,092)	4,493
180-365 days past due	1,065	(37)	1,028
	$60,225	$(2,129)	$58,096
As of December 31, 2024, the aging analysis of other receivables, is as follows:

	Other receivables	Allowances	Other receivables, net

Neither past due nor impaired	$54,064	$—	$54,064
<180 days past due	5,035	(2,256)	2,779
180-365 days past due	1,162	(68)	1,094
	$60,261	$(2,324)	$57,937